Leases - Maturities of Liabilities (Details) - USD ($) $ in Thousands	Mar. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Maturities of operating lease liabilities
2025 (balance of year)	$ 77
2026	59	$ 115
2026		59
Total lease payments	136	174
Less: imputed interest	(6)	(18)
Total lease liabilities	$ 130	$ 156	$ 262
Weighted-average remaining lease term at end of period (in years)	1 year 2 months 12 days	1 year 4 months 24 days
Weighted-average discount rate at end of period	6.90%	6.90%